10. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases
(Dollars in thousands)

Year ending December 31,
2017	$632
2018	611
2019	601
2020	602
2021	591
Thereafter	1,611
Total minimum obligation	$4,648

Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2016	2015
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$195,528	189,351

Standby letters of credit and financial guarantees written	$3,728	3,872